Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision	$ 21,963	$ 62,432
Deferred tax provision
Income tax provisions	21,963	62,432
Cayman Islands [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision
Deferred tax provision
BVI [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision
Deferred tax provision
Hong Kong [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision
Deferred tax provision
PRC [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision	21,963	62,432
Deferred tax provision
United States [Member]
Schedule of Components of the Income Tax Provision [Line Items]
Current tax provision
Deferred tax provision